VOYAGEUR
                       90 SOUTH SEVENTH STREET, SUITE 4400
                          MINNEAPOLIS, MINNESOTA 55402


                                DECEMBER 10, 1996




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

Re: Voyageur Mutual Funds Inc.
    (Voyageur New York Tax Free Fund)
    SEC File Nos. 33-63238 and 811-7742
    CIK No. 0000906236

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C promulgated by the Securities and Exchange Commission under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Company does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 16 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on December 5, 1996.




Very truly yours,

VOYAGEUR MUTUAL FUNDS INC.

By /s/Thomas J. Abood
   -------------------------
      Thomas J. Abood
       Secretary